Pension and other post-retirement benefits - Estimated future benefit payments (Details 6) SFr in Millions	Dec. 31, 2018 CHF (SFr)
Defined benefit pension plans
Estimated future benefit payments
Next twelve months	SFr 1,199
Year two	927
Year three	925
Year four	903
Year five	915
For five years thereafter	4,686
Other post-retirement defined benefit plans
Estimated future benefit payments
Next twelve months	11
Year two	12
Year three	12
Year four	12
Year five	12
For five years thereafter	53
Bank | International | Defined benefit pension plans
Estimated future benefit payments
Next twelve months	92
Year two	90
Year three	107
Year four	98
Year five	108
For five years thereafter	622
Bank | International | Other post-retirement defined benefit plans
Estimated future benefit payments
Next twelve months	11
Year two	12
Year three	12
Year four	12
Year five	12
For five years thereafter	SFr 53